Accrued liabilities	12 Months Ended
Dec. 31, 2020
Accrued liabilities
Accrued liabilities

15.  Accrued liabilities

a)  An analysis of current accrued liabilities at December 31, 2020 and 2019 is as follows:

	2020		2019
Fuel and traffic accrued expenses	Ps.	1,285,931	Ps.	1,507,659
Salaries and benefits		337,467		296,829
Sales, marketing and distribution accrued expenses		179,342		230,935
Maintenance deposits		174,549		132,085
Accrued administrative expenses		122,729		81,124
Maintenance and aircraft parts accrued expenses		98,942		120,254
Others		86,374		48,526
Information and communication accrued expenses		35,359		67,808
Deferred revenue from V Club membership		20,830		35,465
Supplier services agreement		10,634		10,634
Benefits from suppliers		3,888		—
Advances from travel agencies		242		542
	Ps.	2,356,287	Ps.	2,531,861

b)  Non-current accrued liabilities at December 31, 2020 and 2019 is as follows:

	2020		2019
Supplier services agreement	Ps.	45,270	Ps.	55,905
Benefits from suppliers		16,847		19,439
Other		4,581		15,452
	Ps.	66,698	Ps.	90,796

c)  An analysis of other liabilities is as follows:

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2020		the year		Payments		2020
Aircraft and engine lease return obligation	Ps.	1,852,688	Ps.	2,126,401	Ps.	(1,474,605)	Ps.	2,504,484
Guarantee deposit		—		250,000		—		250,000
Employee profit sharing (Note 16)		24,097		20,810		(30,490)		14,417
	Ps.	1,876,785	Ps.	2,397,211	Ps.	(1,505,095)	Ps.	2,768,901

Current maturities							Ps.	101,218
Non-current							Ps.	2,667,683

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2019		the year		Payments		2019
Aircraft and engine lease return obligation	Ps.	1,831,045	Ps.	725,506	Ps.	(703,863)	Ps.	1,852,688
Employee profit sharing (Note 16)		14,984		22,134		(13,021)		24,097
	Ps.	1,846,029	Ps.	747,640	Ps.	(716,884)	Ps.	1,876,785

Current maturities							Ps.	407,190
Non-current							Ps.	1,469,595

During the years ended December 31, 2020 and 2019 no cancellations or write-offs related to these liabilities were recorded.

On September 12, 2012, the Company entered into a cobrand credit card agreement with Banco Invex, S.A., Institución de Banca Múltiple, Invex, Grupo Financiero Invex “Invex”.

On June 26, 2020, the Company signed a new amendment with Invex. Through this agreement, Invex pays certain commissions to Volaris related to the cobrand credit card and Invex’s clients receive vouchers to be redeemed in different Volaris services under certain conditions. A portion of the voucher cost is paid by Volaris and the remaining amount by Invex.

During the year ended December 31, 2020, Invex prepaid certain commissions to Volaris, which were recorded as part of other liabilities.